UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $56,222 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      320     6000 SH       SOLE                        0        0     6000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      386        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      286       89 SH       SOLE                        0        0       89
CISCO SYS INC                  COM              17275R102      731    44837 SH       SOLE                        0        0    44837
CITIGROUP INC                  COM              172967101       91    13615 SH       SOLE                        0        0    13615
DUKE REALTY CORP               COM NEW          264411505      461    42061 SH       SOLE                        0        0    42061
E M C CORP MASS                COM              268648102      280    26738 SH       SOLE                        0        0    26738
EATON VANCE INS NY MUN BD FD   COM              27827Y109       93    10000 SH       SOLE                        0        0    10000
EXXON MOBIL CORP               COM              30231G102     1026    12853 SH       SOLE                        0        0    12853
ISHARES INC                    MSCI BRAZIL      464286400      330     9424 SH       SOLE                        0        0     9424
ISHARES INC                    MSCI PAC J IDX   464286665     2903   110175 SH       SOLE                        0        0   110175
ISHARES INC                    MSCI MEX INVEST  464286822      302     9352 SH       SOLE                        0        0     9352
ISHARES TR                     MSCI EAFE IDX    464287465     2711    60430 SH       SOLE                        0        0    60430
ISHARES TR                     BARCLYS SH TREA  464288679      496     4493 SH       SOLE                        0        0     4493
ISHARES TR                     RUSSELL 1000     464287622     7491   153279 SH       SOLE                        0        0   153279
ISHARES TR                     RUSSELL MCP VL   464287473      753    26465 SH       SOLE                        0        0    26465
ISHARES TR                     MSCI EMERG MKT   464287234     3700   148196 SH       SOLE                        0        0   148196
ISHARES TR                     RUSSELL1000GRW   464287614     2869    77407 SH       SOLE                        0        0    77407
ISHARES TR                     RUSL 2000 GROW   464287648      375     7367 SH       SOLE                        0        0     7367
ISHARES TR                     RUSL 2000 VALU   464287630      471     9586 SH       SOLE                        0        0     9586
ISHARES TR                     RUSSELL MCP GR   464287481      593    18956 SH       SOLE                        0        0    18956
ISHARES TR                     S&P SMLCAP 600   464287804      743    16901 SH       SOLE                        0        0    16901
ISHARES TR                     FTSE XNHUA IDX   464287184      244     8373 SH       SOLE                        0        0     8373
ISHARES TR                     RUSSELL MIDCAP   464287499     1728    28939 SH       SOLE                        0        0    28939
ISHARES TR                     BARCLYS 1-3 YR   464287457      205     2425 SH       SOLE                        0        0     2425
ISHARES TR                     RUSSELL1000VAL   464287598     4333    87496 SH       SOLE                        0        0    87496
ISHARES TR                     RUSSELL 3000     464287689      376     7231 SH       SOLE                        0        0     7231
ISHARES TR                     S&P 100 IDX FD   464287101     1326    30685 SH       SOLE                        0        0    30685
ISHARES TR                     S&P EURO PLUS    464287861     2812    90312 SH       SOLE                        0        0    90312
ISHARES TR                     DJ SEL DIV INX   464287168     1109    26859 SH       SOLE                        0        0    26859
ISHARES TR                     S&P LTN AM 40    464287390     2067    81166 SH       SOLE                        0        0    81166
ISHARES TR                     RUSSELL 2000     464287655      643    13055 SH       SOLE                        0        0    13055
ISHARES TR                     BARCLYS US AGG B 464287226     2950    28312 SH       SOLE                        0        0    27912
JOHNSON & JOHNSON              COM              478160104      750    12542 SH       SOLE                        0        0    12542
JPMORGAN & CHASE & CO          COM              46625h100      248     7875 SH       SOLE                        0        0     7875
KKR FINANCIAL HLDGS LLC        COM              48248A306      124    78601 SH       SOLE                        0        0    78601
LILLY ELI & CO                 COM              532457108     1209    30026 SH       SOLE                        0        0    30026
MIDCAP SPDR TR                 UNIT SER 1       595635103      212     2181 SH       SOLE                        0        0     2181
MSCI INC                       CL A             55354G100      602    33888 SH       SOLE                        0        0    33888
OMNICOM GROUP INC              COM              681919106      814    30221 SH       SOLE                        0        0    30221
PHILIP MORRIS INTL INC         COM              718172109      244     5618 SH       SOLE                        0        0     5618
RAYONIER INC                   COM              754907103      243     7736 SH       SOLE                        0        0     7736
SEACOR HOLDINGS INC            COM              811904101     1283    19250 SH       SOLE                        0        0    19250
SPDR TR                        UNIT SER 1       78462F103     1006    11144 SH       SOLE                        0        0    11144
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      226     5000 SH       SOLE                        0        0     5000
UST INC                        COM              902911106      265     3825 SH       SOLE                        0        0     3825
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      354     8349 SH       SOLE                        0        0     8349
VANGUARD INDEX FDS             SMALL CP ETF     922908751      373     8792 SH       SOLE                        0        0     8792
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1531    47362 SH       SOLE                        0        0    47362
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     1534    26508 SH       SOLE                        0        0    25958